Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Components of lease expense
The following table shows the components of lease cost included in the Consolidated Statement of Operations:

Year Ended December 31,	2020	2019
(Dollars in millions)
Operating lease cost	$171	$163
Financing lease cost:
Amortization of ROU assets	1	1
Variable lease cost	10	7
Total lease cost	$182	$171

Supplemental cash flow information related to leases
The following table shows supplemental cash flow information related to lease activities:

Year Ended December 31,	2020	2019
(Dollars in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$169	$156
Operating cash flows from finance leases	1	1
ROU assets obtained in exchange for lease obligations:
Operating leases	$155	$125

Supplemental balance sheet information related to leases
The following table shows the classification of UScellular’s finance leases in its Consolidated Balance Sheet:

December 31,	2020	2019
(Dollars in millions)
Finance Leases
Property, plant and equipment	$8	$7
Less: Accumulated depreciation and amortization	5	4
Property, plant and equipment, net	$3	$3
Current portion of long-term debt	—	1
Long-term debt, net	$3	$3
Total finance lease liabilities	$3	$4

Schedule of weighted average remaining lease term and weighted average discount rate related to leases
The table below shows a weighted-average analysis for lease terms and discount rates for all leases:

December 31,	2020	2019
Weighted Average Remaining Lease Term
Operating leases	12 years	13 years
Finance leases	30 years	25 years

Weighted Average Discount Rate
Operating leases	4.1%	4.4%
Finance leases	6.8%	7.0%

Maturities of lease liabilities
The maturities of lease liabilities are as follows:

	Operating Leases	Finance Leases
(Dollars in millions)
2021	$152	$—
2022	152	—
2023	135	1
2024	116	1
2025	94	—
Thereafter	690	11
Total lease payments[1]	$1,339	$13
Less: Imputed interest	348	10
Present value of lease liabilities	$991	$3
[1] Lease payments exclude $51 million of legally binding lease payments for leases signed but not yet commenced.

Lease income
The following table shows the components of lease income which are included in Service revenues in the Consolidated Statement of Operations:

Year Ended December 31,	2020	2019
(Dollars in millions)
Operating lease income[1]	$77	$74
[1]During the third quarter of 2019, UScellular recorded an out-of-period adjustment attributable to 2009 through the second quarter of 2019 due to errors in the timing of recognition of revenue for certain tower leases. This out-of-period adjustment had the impact of increasing operating lease income by $5 million for the year ended December 31, 2019. UScellular determined that this adjustment was not material to any of the periods impacted.

Maturities of expected lease revenues	The maturities of expected lease payments to be received are as follows:

Operating Leases
(Dollars in millions)
2021	$65
2022	60
2023	48
2024	33
2025	14
Thereafter	2
Total future lease maturities	$222